Property and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 4,210,356	$ 4,131,026
Less accumulated depreciation	1,985,014	1,844,918
Property and equipment, net	2,225,342	2,286,108
Depreciation expense	179,900	174,800	$ 171,600
Land
Property, Plant and Equipment [Line Items]
Property and equipment, gross	229,857	229,684
Building and Improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,539,578	2,534,618
Furniture and Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,152,277	1,079,878
Riverboats and Barges
Property, Plant and Equipment [Line Items]
Property and equipment, gross	238,743	239,669
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	42,497	35,675
Other
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 7,404	$ 11,502